Derivative Financial Instruments and Hedging - Unrealized Gain (Loss) on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,478,893	$ 1,828,289
Ending balance	1,935,972	1,478,893
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2,173)	0
Amount of net losses recorded in other comprehensive income	(6,440)	(7,205)
Amount of net gains reclassified from other comprehensive income to earnings	350	5,032
Ending balance	$ (8,263)	$ (2,173)